UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-5739

Name of Fund: BlackRock MuniEnhanced Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock MuniEnhanced Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 01/31/2007

Date of reporting period: 08/01/06 - 10/31/06

Item 1 - Schedule of Investments

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 0.9%          $ 2,750    Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%
                                   due 1/01/2022                                                                          $   3,003
-----------------------------------------------------------------------------------------------------------------------------------
California - 29.4%       10,000    Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                   Refunding Bonds, Subordinate Lien, Series A, 5.464% due 10/01/2024 (a)(m)                  8,123
                          6,000    Alameda Corridor Transportation Authority, California, Capital Appreciation Revenue
                                   Refunding Bonds, Subordinate Lien, Series A, 5.495% due 10/01/2025 (a)(m)                  4,869
                            950    Anaheim, California, Public Financing Authority, Electric System Distribution
                                   Facilities Revenue Bonds, Series A, 5% due 10/01/2031 (d)                                  1,000
                          5,000    Anaheim, California, Public Financing Authority, Lease Revenue Bonds (Public
                                   Improvements Project), Senior-Series A, 6% due 9/01/2024 (d)                               6,115
                          2,350    California State, GO, Refunding, 5.25% due 9/01/2010 (g)                                   2,496
                          1,700    California State, GO, Refunding, 5.125% due 6/01/2027                                      1,771
                          5,000    California State, GO, Refunding, 5.125% due 6/01/2031                                      5,199
                          1,900    California State Public Works Board, Lease Revenue Bonds (Department of
                                   Corrections), Series C, 5% due 6/01/2025                                                   1,993
                          2,600    California State University, Systemwide Revenue Bonds, Series A, 5%
                                   due 11/01/2035 (b)                                                                         2,722
                          8,490    California State, Various Purpose, GO, 5.50% due 11/01/2033                                9,337
                            850    Chino Valley, California, Unified School District, GO (Election of 2002), Series C,
                                   5.25% due 8/01/2030 (f)                                                                      925
                          1,600    East Side Union High School District, California, Santa Clara County, GO (Election
                                   of 2002), Series D, 5% due 8/01/2026 (c)                                                   1,699
                          2,835    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series B, 5.50% due 6/01/2013 (c)(g)                                        3,150
                          3,000    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                   Revenue Bonds, Series B, 5.625% due 6/01/2013 (g)(k)                                       3,356
                          5,300    Los Angeles, California, Department of Water and Power, Waterworks Revenue Bonds,
                                   Series C, 5% due 7/01/2029 (f)                                                             5,604
                          7,600    Los Angeles, California, Unified School District, GO, Series A, 5% due 1/01/2028 (f)       8,036
                          2,965    Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                   Series B-1, 5% due 10/01/2029 (b)                                                          3,141
                          1,655    Metropolitan Water District of Southern California, Waterworks Revenue Bonds,
                                   Series B-1, 5% due 10/01/2036 (b)                                                          1,737
                          5,000    Norco, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Norco
                                   Redevelopment Project - Area Number 1), 5.125% due 3/01/2030 (f)                           5,255
                          7,455    Orange County, California, Sanitation District, COP, 5% due 2/01/2033 (b)                  7,802
                          1,750    Poway, California, Redevelopment Agency, Tax Allocation Refunding Bonds (Paguay
                                   Redevelopment Project), 5.125% due 6/15/2033 (a)                                           1,838
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniEnhanced Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
COP         Certificates of Participation
EDA         Economic Development Authority
GO          General Obligation Bonds
HDA         Housing Development Authority
HFA         Housing Finance Agency
IDA         Industrial Development Authority
IDR         Industrial Development Revenue Bonds
S/F         Single-Family

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 3,850    Sacramento, California, Unified School District, GO (Election of 2002), 5% due
                                   7/01/2030 (f)                                                                          $   4,095
                          6,145    Stockton, California, Public Financing Authority, Lease Revenue Bonds (Parking &
                                   Capital Projects), 5.125% due 9/01/2030 (b)                                                6,521
                          1,600    Tamalpais, California, Union High School District, GO (Election of 2001), 5%
                                   due 8/01/2028 (d)                                                                          1,681
                          2,325    Ventura County, California, Community College District, GO (Election of 2002),
                                   Series B, 5% due 8/01/2030 (f)                                                             2,472
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 8.2%           2,135    Boulder County, Colorado, Hospital Development Revenue Bonds (Longmont United
                                   Hospital Project), 5.75% due 12/01/2010 (g)(i)                                             2,304
                             80    Colorado HFA, Revenue Bonds (S/F Program), AMT, Senior Series A-1, 7.40%
                                   due 11/01/2027                                                                                81
                            650    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                                   due 4/01/2031                                                                                666
                          1,200    Colorado Health Facilities Authority Revenue Bonds (Catholic Health Initiatives),
                                   Series A, 5.50% due 3/01/2032 (h)                                                          1,302
                          1,200    Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                   Inc.), Series A, 5.50% due 12/01/2027 (i)                                                  1,286
                            675    Colorado Health Facilities Authority Revenue Bonds (Covenant Retirement Communities
                                   Inc.), Series A, 5.50% due 12/01/2033 (i)                                                    722
                          3,875    Colorado Water Resources and Power Development Authority, Clean Water Revenue Bonds,
                                   Series A, 6.25% due 9/01/2010 (g)                                                          4,247
                          2,000    Denver, Colorado, City and County Airport Revenue Refunding Bonds, AMT, Series A,
                                   6% due 11/15/2018 (a)                                                                      2,156
                          5,450    El Paso County, Colorado, School District Number 49, Falcon, GO, Series A, 6% due
                                   12/01/2009 (d)(g)                                                                          6,081
                          7,900    Northwest Parkway, Colorado, Public Highway Authority, Capital Appreciation Revenue
                                   Bonds, Senior Convertible, Series C, 5.345% due 6/15/2025 (d)(m)                           7,123
                          1,900    Northwest Parkway, Colorado, Public Highway Authority Revenue Bonds, Series A, 5.50%
                                   due 6/15/2021 (a)                                                                          2,070
-----------------------------------------------------------------------------------------------------------------------------------
District of               2,700    District of Columbia, COP, 5% due 1/01/2025 (b)                                            2,863
Columbia - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 1.7%            1,400    Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                   (Adventist Health System), Series C, 5.25% due 11/15/2036                                  1,493
                          4,200    Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%
                                   due 1/01/2032 (b)                                                                          4,446
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 12.5%          17,355    Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series B, 5.25%
                                   due 1/01/2033 (d)                                                                         18,644
                          2,900    Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2034 (d)                3,056
                          1,000    Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2033 (f)      1,039
                          4,250    Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series A, 5% due 11/01/2039 (f)      4,407
                          2,300    Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25% due 10/01/2039 (d)                  2,479
                          2,500    Fulton County, Georgia, Water and Sewer Revenue Bonds, 5.25% due 1/01/2035 (b)             2,685
                          7,725    Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series EE, 7%
                                   due 1/01/2025 (a)                                                                         10,514
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 15.2%          5,670    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                   Series B-2, 5.75% due 1/01/2023 (d)                                                        6,253
                          2,500    Chicago, Illinois, O'Hare International Airport Revenue Bonds, Third Lien, AMT,
                                   Series B-2, 6% due 1/01/2029 (c)                                                           2,805
                          2,460    Cook County, Illinois, Capital Improvement, GO, Series C, 5.50% due 11/15/2012 (a)(g)      2,712
                          2,240    Cook County, Illinois, Community College District Number 508, Chicago, COP,
                                   Refunding, 8.75% due 1/01/2007 (b)                                                         2,259
                         20,120    Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5.341%
                                   due 6/15/2030 (a)(m)                                                                      18,498
                          4,500    Illinois Sports Facilities Authority, State Tax Supported Revenue Bonds, 5%
                                   due 6/15/2032 (a)                                                                          4,698
                          2,000    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                   Refunding Bonds (McCormick Place Expansion Project), Series B, 5.75%
                                   due 6/15/2023 (f)                                                                          2,209
                         10,115    Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20%
                                   due 11/01/2020 (a)                                                                        12,703

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 4.4%          $ 4,080    Hammond, Indiana, Multi-School Building Corporation, First Mortgage Revenue
                                   Refunding Bonds, 6.125% due 7/15/2019 (f)                                              $   4,190
                          2,150    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5%
                                   due 6/01/2028 (d)                                                                          2,252
                          4,250    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                   due 6/01/2028 (b)                                                                          4,577
                          3,750    Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 5.25%
                                   due 6/01/2029 (b)                                                                          4,036
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 6.4%          4,500    Lafayette, Louisiana, Utilities Revenue Bonds, 5% due 11/01/2028 (f)                       4,761
                          6,000    Louisiana Local Government, Environmental Facilities, Community Development
                                   Authority Revenue Bonds (Capital Projects and Equipment Acquisition), Series A,
                                   6.30% due 7/01/2030 (a)                                                                    7,170
                          2,035    Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds,
                                   Series B, 5% due 6/01/2023 (a)                                                             2,177
                          3,735    Louisiana State Transportation Authority, Senior Lien Toll Revenue Capital
                                   Appreciation Bonds, Series B, 5.31% due 12/01/2027 (a)(m)                                  1,269
                          4,650    New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax,
                                   Sub-Series A, 5.25% due 7/15/2028 (a)                                                      4,913
                          1,400    Terrebonne Parish, Louisiana, Hospital Service District Number 1, Hospital Revenue
                                   Bonds (Terrebonne General Medical Center Project), 5.50% due 4/01/2033 (a)                 1,529
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.6%      8,800    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                   Series A, 5% due 8/15/2030 (d)                                                             9,346
                         11,300    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25%
                                   due 1/01/2014 (b)(g)                                                                      12,386
                            950    Massachusetts State Water Resource Authority, General Revenue Refunding Bonds,
                                   Series B, 5.125% due 8/01/2027 (f)                                                         1,006
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 3.6%           1,900    Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5%
                                   due 7/01/2036 (b)                                                                          2,010
                          1,700    Michigan Higher Education Student Loan Authority, Student Loan Revenue Refunding
                                   Bonds, AMT, Series XVII-G, 5.20% due 9/01/2020 (a)                                         1,786
                          1,300    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                   Edison Company Pollution Control Project), AMT, Series A, 5.50% due 6/01/2030 (c)          1,402
                          2,500    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                   Edison Company Pollution Control Project), AMT, Series C, 5.65% due 9/01/2029 (c)          2,663
                          4,300    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit
                                   Edison Company Pollution Control Project), AMT, Series C, 5.45% due 12/15/2032 (c)         4,573
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.5%          1,550    Dakota County, Minnesota Community Development Agency, S/F Mortgage Revenue Bonds
                                   (Mortgage-Backed Securities Program), Series B, 5.15% due 12/01/2038 (n)(o)                1,618
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 0.8%        2,400    Walnut Grove, Mississippi, Correctional Authority, COP, 6% due 11/01/2009 (a)(g)           2,609
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.5%           1,700    Washington County, Nebraska, Wastewater Facilities Revenue Bonds (Cargill Inc.
                                   Project), AMT, 5.90% due 11/01/2027                                                        1,855
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 7.2%             3,100    Carson City, Nevada, Hospital Revenue Bonds (Carson-Tahoe Hospital Project),
                                   Series A, 5.50% due 9/01/2033 (i)                                                          3,339
                          1,500    Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2,
                                   5% due 7/01/2030 (b)                                                                       1,572
                          3,200    Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series A-2,
                                   5% due 7/01/2036 (b)                                                                       3,343
                          5,060    Clark County, Nevada, IDR (Southwest Gas Corp. Project), AMT, Series A, 4.75%
                                   due 9/01/2036 (b)                                                                          5,120
                          8,000    Washoe County, Nevada, Gas and Water Facilities, Revenue Refunding Bonds (Sierra
                                   Pacific Power Company), 6.30% due 12/01/2014 (a)                                           8,119
                          3,000    Washoe County, Nevada, Water Facility Revenue Bonds (Sierra Pacific Power Company),
                                   AMT, 6.65% due 6/01/2017 (f)                                                               3,071
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 2.3%      7,390    New Hampshire Health and Education Facilities Authority Revenue Bonds
                                   (Dartmouth-Hitchcock Obligation Group, 5.50% due 8/01/2027 (d)                             8,013
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.

Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
State                    Amount    Municipal Bonds                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 7.5%       $   700    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                       $     746
                          1,165    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                           1,260
                          2,600    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (f)      2,745
                          9,325    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                   due 7/01/2031 (f)                                                                         10,049
                          5,200    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                   due 7/01/2033 (f)                                                                          5,600
                          4,960    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125%
                                   due 3/01/2028                                                                              5,287
-----------------------------------------------------------------------------------------------------------------------------------
New York - 1.4%           2,250    Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                   Series A, 5% due 11/15/2032 (b)                                                            2,364
                          2,400    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                   5.25% due 6/01/2022 (a)                                                                    2,578
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 0.5%               1,500    Ohio State Air Quality, Development Authority Revenue Bonds (Dayton Power and Light
                                   Company Project), 4.80% due 9/01/2036 (b)                                                  1,526
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.9%      12,425    Pennsylvania State Public School Building Authority, School Lease Revenue Bonds (The
                                   School District of Philadelphia Project), 5% due 6/01/2033 (d)                            13,020
                          6,500    Philadelphia, Pennsylvania, Authority for Industrial Development, Lease Revenue
                                   Bonds, Series B, 5.50% due 10/01/2020 (d)                                                  7,070
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 2.5%       4,345    Providence, Rhode Island, Public Building Authority, General Revenue Bonds,
                                   Series A, 6.25% due 12/15/2020 (d)                                                         4,818
                          3,355    Rhode Island State Economic Development Corporation, Airport Revenue Bonds,
                                   Series B, 6.50% due 7/01/2010 (b)(g)                                                       3,718
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 1.6%     2,800    Berkeley County, South Carolina, School District, Installment Lease Revenue Bonds
                                   (Securing Assets for Education Project), 5.125% due 12/01/2030                             2,968
                          2,365    Kershaw County, South Carolina, Public Schools Foundation, Installment Power Revenue
                                   Refunding Bonds, 5% due 12/01/2029 (k)                                                     2,499
-----------------------------------------------------------------------------------------------------------------------------------
South Dakota - 2.1%       6,825    South Dakota State Health and Educational Facilities Authority Revenue Refunding
                                   Bonds, Series A, 7.625% due 1/01/2008 (f)(g)                                               7,111
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 0.7%          2,280    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT, Series 1, 5.95%
                                   due 7/01/2012 (f)                                                                          2,305
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 5.7%              1,615    Bexar, Texas, Metropolitan Water District, Waterworks System Revenue Refunding
                                   Bonds, 6.35% due 5/01/2025 (f)                                                             1,634
                          9,345    Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                   (School Building), 5.49% due 8/15/2029 (b)(m)                                              2,925
                         10,000    Leander, Texas, Independent School District, Capital Appreciation, GO, Refunding
                                   (School Building), 5.58% due 8/15/2035 (m)                                                 2,182
                          5,820    North Harris County, Texas, Regional Water Authority, Senior Lien Revenue Bonds,
                                   5.125% due 12/15/2035 (f)                                                                  6,151
                          6,250    Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
                                   First Tier, Series A, 5.50% due 8/15/2039 (a)                                              6,780
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.9%          10,000    Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT,
                                   Series A, 6.10% due 2/01/2010 (a)                                                         10,712
                          2,300    Halifax County, Virginia, IDA, Exempt Facility Revenue Refunding Bonds
                                   (Old Dominion Electric Cooperative Project), AMT, 5.625% due 6/01/2028 (a)                 2,518
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.6%         2,000    Snohomish County, Washington, Public Utility District Number 001, Electric Revenue
                                   Refunding Bonds, 5.375% due 12/01/2009 (d)(g)                                              2,124
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.5%        1,700    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125%
                                   due 7/01/2029                                                                              1,795
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds (Cost - $431,131) - 133.9%                                         458,931
-----------------------------------------------------------------------------------------------------------------------------------

                                   Municipal Bonds Held in Trust (p)
-----------------------------------------------------------------------------------------------------------------------------------
California - 1.4%         4,400    California State, GO, Refunding, 5.25% due 2/01/2033 (i)                                   4,747
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 6.0%          10,250    Chicago, Illinois, Board of Education, GO (Chicago School Reform Project), 5.75%
                                   due 12/01/2027 (a)                                                                        10,687
                          9,100    Chicago, Illinois, O'Hare International Airport, General Airport Revenue Refunding
                                   Bonds, Third Lien, AMT, Series A, 5.75% due 1/01/2021 (f)                                  9,836
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2006                    (in Thousands)

                           Face
State                    Amount    Municipal Bonds Held in Trust (p)                                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.8%    $ 5,600    Massachusetts State HFA, Housing Revenue Bonds (Rental Mortgage), AMT, Series F,
                                   5.25% due 1/01/2046 (d)                                                                $   5,798
                          3,100    Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                   Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2016 (a)                                3,266
                          4,000    Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                   Lines Inc. Project), AMT, Series A, 5.50% due 1/1/2018 (a)                                 4,215
                          2,870    Massachusetts State Port Authority, Special Facilities Revenue Bonds (Delta Air
                                   Lines Inc. Project), AMT, Series A, 5.50% due 1/01/2019 (a)                                3,024
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 6.4%        15,250    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024 (e)                      16,510
                          5,000    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031 (e)                       5,454
-----------------------------------------------------------------------------------------------------------------------------------
New York - 1.3%           4,200    New York City, New York, GO, Series J, 5.50% due 6/01/2021 (c)                             4,635
-----------------------------------------------------------------------------------------------------------------------------------
South Carolina - 2.2%     3,120    Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                   Bonds (Charleston County School District), 5.25% due 12/01/2028 (e)                        3,380
                          2,765    Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                   Bonds (Charleston County School District), 5.25% due 12/01/2029 (e)                        2,993
                          1,010    Charleston Educational Excellence Financing Corporation, South Carolina, Revenue
                                   Bonds (Charleston County School District), 5.25% due 12/01/2030 (e)                        1,093
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 9.0%              4,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 6%
                                   due 11/01/2028 (f)                                                                         4,244
                         14,500    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT, Series A, 5.50%
                                   due 11/01/2033 (f)                                                                        15,606
                         10,400    Travis County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                   Bonds (Ascension Health Credit), Series A, 5.875% due 11/15/2009 (a)(g)                   11,161
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds Held in Trust (Cost - $102,911) - 31.1%                            106,649
-----------------------------------------------------------------------------------------------------------------------------------

                         Shares
                           Held    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                          8,900    Merrill Lynch Institutional Tax-Exempt Fund, 3.38% (l)(j)                                  8,900
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities (Cost - $8,900) - 2.6%                                         8,900
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments (Cost - $542,942*) - 167.6%                                            574,480

                                   Other Assets Less Liabilities - 1.7%                                                       5,864

                                   Liabilities for Trust Certificates, Including Interest Expense Payable - (14.7%)         (50,269)

                                   Preferred Stock, at Redemption Value - (54.6%)                                          (187,229)
                                                                                                                          ---------
                                   Net Assets Applicable to Common Stock - 100.0%                                         $ 342,846
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes were as follows:

      Aggregate cost                                                  $ 493,510
                                                                      =========
      Gross unrealized appreciation                                   $  31,228
      Gross unrealized depreciation                                         (41)
                                                                      ---------
      Net unrealized appreciation                                     $  31,187
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   XL Capital Insured.
(d)   FSA Insured.

BlackRock MuniEnhanced Fund, Inc.
Schedule of Investments as of October 31, 2006                    (in Thousands)

(e)   Assured Guaranty Insured.
(f)   MBIA Insured.
(g)   Prerefunded.
(h)   Escrowed to maturity.
(i)   Radian Insured.
(j)   Represents current yield as of October 31, 2006.
(k)   CIFG Insured.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                            Net         Dividend
      Affiliate                                           Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional Tax-Exempt Fund         $ 6,695          $ 88
      --------------------------------------------------------------------------

(m) Represents a zero coupon bond or step bond; the interest rate shown reflects the effective yield at the time of purchase.
(n)   FNMA/GNMA Collateralized.
(o)   FHLMC Collateralized.
(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o Forward interest rate swaps outstanding as of October 31, 2006 were as follows:

      -------------------------------------------------------------------------------------------------
                                                                            Notional        Unrealized
                                                                             Amount        Depreciation
      -------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.981% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires November 2016                                                 $ 25,000           $ (677)

      Pay a fixed rate of 4.145% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires November 2021                                                  $ 7,500             (285)

      Pay a fixed rate of 4.004% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires December 2021                                                 $ 12,500             (287)

      Pay a fixed rate of 3.855% and receive a floating rate based on 1-week Bond Market Association rate

      Broker, Citibank N.A.
      Expires January 2022                                                   $ 8,000              (57)
      -------------------------------------------------------------------------------------------------
      Total                                                                                  $ (1,306)
                                                                                             ==========

Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in the Registrant's annual report to shareholders on Form N-CSR. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

       Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

       Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

       A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

       The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

       Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniEnhanced Fund, Inc.

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock MuniEnhanced Fund, Inc.

Date: February 20, 2007


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock MuniEnhanced Fund, Inc.

Date: February 20, 2007